CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (USD $)		Common Stock Initial founders shares	Common Stock Shares issued in connection with issuance of senior working capital notes	Common Stock Reverse recapitalization transaction	Common Stock Common stock issued towards settlement of notes payable	Common Stock Common shares issued for services	Common Stock Common stock issued in Private Placement net of offering costs		Common Stock Cashless exercise of Placement Agent warrants	Common Stock Shares issued under repricing agreement	Common Stock Common shares issued on deposit of assets acquisition	Common Stock		Additional Paid-In Capital Initial founders shares	Additional Paid-In Capital Shares issued in connection with issuance of senior working capital notes	Additional Paid-In Capital Reverse recapitalization transaction	Additional Paid-In Capital Common stock issued towards settlement of notes payable	Additional Paid-In Capital Common shares issued for services	Additional Paid-In Capital Common stock issued in Private Placement net of offering costs		Additional Paid-In Capital Cashless exercise of Placement Agent warrants	Additional Paid-In Capital Shares issued under repricing agreement	Additional Paid-In Capital Common shares issued on deposit of assets acquisition	Additional Paid-In Capital		Accumulated Deficit	Initial founders shares	Shares issued in connection with issuance of senior working capital notes	Reverse recapitalization transaction	Common stock issued towards settlement of notes payable	Common shares issued for services	Common stock issued in Private Placement net of offering costs		Cashless exercise of Placement Agent warrants	Shares issued under repricing agreement	Common shares issued on deposit of assets acquisition	Total
Beginning balance, amount at Oct. 15, 2009
Beginning balance, shares at Oct. 15, 2009
Issuance of stock, shares		7,600,000	309,375
Issuance of stock, amount		15,200	619											(15,200)	308,756													309,375
Share based compensation
Net loss																										(917,825)											(917,825)
Ending Balance, amount at Mar. 31, 2010												15,819	[1]											293,556	[1]	(917,825)											(608,450)
Ending Balance, shares at Mar. 31, 2010	[1]											7,909,375
Issuance of stock, shares				143,375	515,367	122,813	2,237,500	[2]
Issuance of stock, amount				286	1,031	246	4,475	[2]								(320,286)	686,469	365,254	4,081,088	[2]									(320,000)	687,500	365,500	4,085,563	[2]
Warrants issued in Units Offering																								(2,182,732)													(2,182,732)
Beneficial conversion feature of related party loan																								107,000													107,000
Share based compensation																								560,880													560,880
Retirement of common shares, shares												(42,056)
Retirement of common shares, value												(84)												(151,316)													(151,400)
Net loss																										(6,979,498)											(6,979,498)
Ending Balance, amount at Mar. 31, 2011												21,773	[1]											3,439,913	[1]	(7,897,323)											(4,435,637)
Ending Balance, shares at Mar. 31, 2011	[1]											10,886,374
Issuance of stock, shares						16,849	292,500	[3]	331,303	292,500	250,000
Issuance of stock, amount						34	585	[3]	662	585	500							183,966	913,515	[3]	3,593,773	(585)	499,500								184,000	914,100	[3]	3,594,435		500,000
Warrants issued for services																								95,292													95,292
Warrants issued with convertible note																								811,447													811,447
Beneficial conversion feature on note payable																								243,711													243,711
Share based compensation																								123,426													123,426
Settlement of derivative liability																								13,323													13,323
Net loss																										(12,446,470)											(12,446,470)
Ending Balance, amount at Sep. 30, 2011												$ 24,139												$ 9,917,281		$ (20,343,793)											$ (10,402,373)
Ending Balance, shares at Sep. 30, 2011												12,069,526

[1]	Adjustment gives effect to a 30-for-1 forward stock split effective March 17, 2010 and a 1-for-20 reverse stock split effective October 27, 2011.
[2]	Net of offering costs of $389,437
[3]	Net of offering cost of $255,900